Consolidated Statements of Operations and Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Sales	$ 17,530,874	$ 20,206,497	$ 18,115,582
Cost of goods sold	14,485,524	16,479,281	15,513,533
Gross profit	3,045,350	3,727,216	2,602,049
Operating expenses:
General and administrative expenses	1,400,687	1,678,087	1,298,634
Selling expenses	2,468,163	2,270,488	1,590,714
Total operating expenses	3,868,850	3,948,575	2,889,348
Income (loss) from operations	(823,500)	(221,359)	(287,299)
Other income (expense):
Interest expense	(1,026,734)	(875,250)	(788,486)
Subsidy income - Interest expense	638,875	58,154	292,636
Subsidy income	110,626	118,440	942,095
Other income (expense)	(28,663)	45,184	71,186
Total other expense	(305,896)	(653,472)	517,431
Loss before income taxes	(1,129,396)	(874,831)	230,132
Income taxes
Net loss	(1,129,396)	(874,831)	230,132
Other comprehensive income:
Unrealized foreign currency translation adjustment	(21,293)	150,431	39,872
Comprehensive loss	$ (1,150,689)	$ (724,400)	$ 270,004
Loss per share - basic and diluted:
Weighted-average shares outstanding, basic and diluted	123,000,000	122,916,667	122,900,000
Loss per share - Basic & diluted	$ (0.01)	$ (0.01)